Guarantee deposits	12 Months Ended
Dec. 31, 2022
Guarantee deposits
Guarantee deposits

11.  Guarantee deposits

An analysis of this caption as of December 31, 2022 and 2021 is as follows:

	2022		2021
Current asset:
Credit letters deposits	US$	44,609	US$	54,767
Aircraft maintenance deposits paid to lessors (Note 1k)		16,767		21,127
Deposits for rental of flight equipment		1,583		1,687
Other guarantee deposits		1,398		1,409
		64,357		78,990
Non-current asset:
Aircraft maintenance deposits paid to lessors (Note 1k)		424,347		404,237
Deposits for rental of flight equipment		56,049		50,007
Other guarantee deposits		3,482		1,128
		483,878		455,372
	US$	548,235	US$	534,362